Financial Risk Management_The Groups Industrial Corporate Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 174,911,877	₩ 156,500,201
Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 176,583,656	₩ 157,457,187
%	100.00%	100.00%
Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (1,671,779)	₩ (956,986)
Financial institutions
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	16,023,256	16,390,585
Financial institutions | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 16,044,243	₩ 16,405,404
%	9.09%	10.42%
Financial institutions | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (20,987)	₩ (14,819)
Manufacturing
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	45,411,246	42,871,179
Manufacturing | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 45,884,606	₩ 43,265,607
%	25.98%	27.48%
Manufacturing | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (473,360)	₩ (394,428)
Service
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	75,616,784	65,082,496
Service | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 76,001,877	₩ 65,277,701
%	43.04%	41.46%
Service | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (385,093)	₩ (195,205)
Wholesale & Retail
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	22,888,436	18,494,489
Wholesale & Retail | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 23,129,457	₩ 18,593,540
%	13.10%	11.81%
Wholesale & Retail | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (241,021)	₩ (99,051)
Construction
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	4,206,995	3,485,061
Construction | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 4,397,814	₩ 3,679,798
%	2.49%	2.34%
Construction | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (190,819)	₩ (194,737)
Public sector
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	1,585,531	1,248,825
Public sector | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 1,660,370	₩ 1,250,909
%	0.94%	0.79%
Public sector | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (74,839)	₩ (2,084)
Others
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	9,179,629	8,927,566
Others | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 9,465,289	₩ 8,984,228
%	5.36%	5.70%
Others | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (285,660)	₩ (56,662)